Regulatory requirements - Additional Information (Detail) ¥ in Millions, SGD in Millions	Mar. 31, 2016 JPY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 SGD	Mar. 31, 2015 JPY (¥)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity Tier 1 capital ratio	5.25%	5.25%	5.25%
Tier 1 capital ratio	6.75%	6.75%	6.75%
Capital adequacy ratio	8.75%	8.75%	8.75%
Quantified total of business risk	120.00%	120.00%	120.00%
NSC [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Quantified total of business risk	120.00%	120.00%	120.00%	120.00%
Segregated bonds with a market value | ¥	¥ 433,289			¥ 433,011
Equities with a market value | ¥	¥ 17,647
NFPS [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Quantified total of business risk	120.00%	120.00%	120.00%	120.00%
NSI [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Net capital defined under the alternative method		$ 1,000,000
Ratio of net capital under the alternative method	2.00%	2.00%	2.00%
Percentage of total risk margin requirement	8.00%	8.00%	8.00%
Amount of maintenance of net capital as cash		$ 1,000,000
NGFP [Membrer]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Net capital defined under the alternative method		20,000,000
ILLC [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Net capital defined under the alternative method		$ 1,000,000
Ratio of net capital under the alternative method	2.00%	2.00%	2.00%
Minimum capital required		$ 45,000
NSL [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum capital required | SGD			SGD 15